UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brahman Capital Corp.
Address: 655 Third Avenue
         11th floor
         New York, NY  10017

13F File Number:  28-05444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William D'Eredita
Title:     Chief Financial Officer
Phone:     (212) 681-9797

Signature, Place, and Date of Signing:

     William D'Eredita     New York, NY     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $1,493,407 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108   122151  2902145 SH       SOLE                  2902145        0        0
AMERIPRISE FINL INC            COM              03076C106   118196  2279580 SH       SOLE                  2279580        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100   142249  3408796 SH       SOLE                  3408796        0        0
BEARINGPOINT INC               COM              074002106    14345  8538859 SH       SOLE                  8538859        0        0
BLOCK H & R INC                COM              093671105    15570   750000 SH       SOLE                   750000        0        0
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103    22846  1298050 SH       SOLE                  1298050        0        0
CIGNA CORP                     COM              125509109     3658    90171 SH       SOLE                    90171        0        0
CVS CAREMARK CORPORATION       COM              126650100     6349   156737 SH       SOLE                   156737        0        0
DST SYS INC DEL                COM              233326107    26296   400000 SH       SOLE                   400000        0        0
ECHOSTAR CORP                  CL A             278768106     4258   144145 SH       SOLE                   144145        0        0
ELECTRONIC DATA SYS NEW        COM              285661104   103112  6192952 SH       SOLE                  6192952        0        0
ENTERGY CORP NEW               COM              29364G103   252317  2313141 SH       SOLE                  2313141        0        0
FIDELITY NATL INFORMATION SV   COM              31620M106    91875  2408900 SH       SOLE                  2408900        0        0
FLEXTRONICS INTL LTD           ORD              Y2573F102     9390  1000000 SH       SOLE                  1000000        0        0
FOSTER WHEELER LTD             SHS NEW          G36535139    55953   988218 SH       SOLE                   988218        0        0
HILLTOP HOLDINGS INC           COM              432748101    15130  1454802 SH       SOLE                  1454802        0        0
LIBERTY ACQUISITION HLDGS CO   COM              53015Y107    52417  5618120 SH       SOLE                  5618120        0        0
LIBERTY ACQUISITION HLDGS CO   *W EXP 12/12/201 53015Y115     8162  3850000 SH       SOLE                  3850000        0        0
LINN ENERGY LLC                UNIT LTD LIAB    536020100    20377  1072453 SH       SOLE                  1072453        0        0
MARATHON ACQUISITION CORP      *W EXP 08/24/201 565756111      307   503000 SH       SOLE                   503000        0        0
MARSH & MCLENNAN COS INC       COM              571748102    16453   675700 SH       SOLE                   675700        0        0
MBIA INC                       COM              55262C100    12315  1007752 SH       SOLE                  1007752        0        0
MICROSOFT CORP                 COM              594918104    95632  3369680 SH       SOLE                  3369680        0        0
PATRIOT COAL CORP              COM              70336T104    26547   565198 SH       SOLE                   565198        0        0
PRECISION CASTPARTS CORP       COM              740189105   139944  1370929 SH       SOLE                  1370929        0        0
PZENA INVESTMENT MGMT INC      CLASS A          74731Q103     3392   299683 SH       SOLE                   299683        0        0
TYCO INTL LTD BERMUDA          SHS              G9143X208   114166  2591731 SH       SOLE                  2591731        0        0